Net Interest Income_Details Of Interest Income And Interest Expense(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [2]	Dec. 31, 2017 KRW (₩) [1]	Dec. 31, 2016 KRW (₩)
Interest income
Due from financial institutions at fair value through profit or loss	₩ 9,236
Securities measured at fair value through profit or loss	713,058
Interst Income On Loans Measured At Fair Value Through Profit Or Loss	26,066
Interst Income On Securities Measured At Fair Value Through Other Comprehensive Income	718,327
Loans measured at fair value through other comprehensive income	2,373
Deposits at amortized cost	109,155
Securities measured at amortized cost	604,709
Loans at amortized cost	11,431,359
Due from financial institutions				₩ 127,434	₩ 111,433
Financial assets at fair value through profit or loss				536,605	313,077
Loans				9,990,792	8,905,769
Financial investments
Available-for-sale financial assets				678,716	426,762
Held-to-maturity financial assets				480,595	463,200
Other	120,286			104,915	114,718
Sub-total	13,734,569	[2]	$ 12,341,797	11,919,057	10,334,959
Interest expenses
Deposits	3,041,739			2,345,885	2,476,579
Debts	544,562			367,587	229,475
Debentures	1,148,729			880,709	853,430
Other	94,611			78,262	59,869
Sub-total	4,829,641	[2]	4,339,885	3,672,443	3,619,353
Net interest income	₩ 8,904,928	[2]	$ 8,001,912	₩ 8,246,614	₩ 6,715,606

[1]	Regarding reclassification of interest income following the change in accounting policy, interest income for 2016 and 2017, has been restated.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.